American Century Investments®
Quarterly Portfolio Holdings
American Century® Short Duration Strategic Income ETF(SDSI)
May 31, 2024

Short Duration Strategic Income ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 47.1%
Aerospace and Defense — 0.9%
Boeing Co., 4.875%, 5/1/25	85,000	84,112
Boeing Co., 2.20%, 2/4/26	75,000	70,419
Boeing Co., 6.26%, 5/1/27(1)	56,000	56,385
Howmet Aerospace, Inc., 5.90%, 2/1/27	80,000	80,912
		291,828
Air Freight and Logistics — 0.4%
GXO Logistics, Inc., 1.65%, 7/15/26	135,000	124,113
Automobiles — 0.7%
General Motors Financial Co., Inc., 5.40%, 4/6/26	140,000	139,586
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)(2)	100,000	102,361
		241,947
Banks — 12.8%
Banco Santander SA, VRN, 5.55%, 3/14/28	200,000	199,114
Bank of America Corp., VRN, 5.93%, 9/15/27	140,000	141,379
Bank of America Corp., VRN, 5.82%, 9/15/29	70,000	71,207
Bank of Nova Scotia, 5.35%, 12/7/26	75,000	74,977
BNP Paribas SA, VRN, 5.18%, 1/9/30(1)	200,000	198,437
BPCE SA, 5.15%, 7/21/24(1)	200,000	199,626
BPCE SA, 5.28%, 5/30/29(1)	250,000	249,070
Citigroup, Inc., VRN, 5.17%, 2/13/30	155,000	153,549
Citizens Bank NA, VRN, 5.28%, 1/26/26	250,000	248,249
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	200,000	201,374
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	65,000	70,295
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	16,000	16,174
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	70,000	69,813
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	245,000	246,722
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	250,000	264,101
Huntington National Bank, VRN, 5.70%, 11/18/25	95,000	94,808
ING Groep NV, VRN, 5.34%, 3/19/30	200,000	198,518
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	215,000	214,726
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	45,000	42,932
KeyCorp, VRN, 6.61%, (SOFR plus 1.25%), 5/23/25	76,000	76,039
Lloyds Banking Group PLC, VRN, 5.87%, 3/6/29	200,000	202,298
M&T Bank Corp., VRN, 7.41%, 10/30/29	70,000	73,619
National Bank of Canada, 5.60%, 12/18/28	250,000	252,408
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	10,000	9,870
Nordea Bank Abp, 5.00%, 3/19/27(1)	200,000	199,205
Societe Generale SA, VRN, 5.63%, 1/19/30(1)	250,000	248,119
Wells Fargo & Co., VRN, 6.30%, 10/23/29	205,000	212,205
		4,228,834
Building Products — 0.3%
Standard Industries, Inc., 5.00%, 2/15/27(1)(2)	120,000	116,442
Capital Markets — 5.9%
Ares Capital Corp., 5.95%, 7/15/29	40,000	39,497
Ares Strategic Income Fund, 6.35%, 8/15/29(1)(3)	50,000	49,847
Banco BTG Pactual SA, 6.25%, 4/8/29(1)	200,000	198,940
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	94,000	98,035
Blue Owl Capital Corp., 3.40%, 7/15/26	57,000	53,685

Blue Owl Credit Income Corp., 7.75%, 1/15/29	155,000	161,174
Charles Schwab Corp., VRN, 5.64%, 5/19/29	80,000	80,790
Charles Schwab Corp., VRN, 6.20%, 11/17/29	16,000	16,542
CI Financial Corp., 7.50%, 5/30/29(1)	50,000	49,846
Deutsche Bank AG, 5.41%, 5/10/29	300,000	299,557
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	130,000	131,766
Golub Capital BDC, Inc., 7.05%, 12/5/28	66,000	67,515
Main Street Capital Corp., 6.50%, 6/4/27(3)	65,000	65,040
Morgan Stanley, VRN, 5.16%, 4/20/29	43,000	42,722
Morgan Stanley, VRN, 6.41%, 11/1/29	205,000	213,421
Northern Trust Corp., VRN, 3.375%, 5/8/32	58,000	54,510
Nuveen LLC, 5.55%, 1/15/30(1)	57,000	57,164
UBS Group AG, VRN, 6.44%, 8/11/28(1)	250,000	256,262
		1,936,313
Consumer Finance — 2.2%
Avolon Holdings Funding Ltd., 3.95%, 7/1/24(1)	109,000	108,822
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	130,000	127,041
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	140,000	142,019
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	80,000	83,862
Navient Corp., 5.875%, 10/25/24	35,000	34,958
OneMain Finance Corp., 3.50%, 1/15/27	100,000	92,556
Synchrony Financial, 4.25%, 8/15/24	149,000	148,483
		737,741
Containers and Packaging — 1.0%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	135,000	132,789
Berry Global, Inc., 4.50%, 2/15/26(1)(2)	142,000	138,437
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	33,000	32,417
Sealed Air Corp., 1.57%, 10/15/26	25,000	22,804
		326,447
Distributors — 0.1%
Gates Corp., 6.875%, 7/1/29(1)(3)	45,000	45,488
Diversified REITs — 2.9%
Agree LP, 2.00%, 6/15/28	85,000	74,483
Brandywine Operating Partnership LP, 8.875%, 4/12/29	170,000	176,109
Brixmor Operating Partnership LP, 3.90%, 3/15/27	210,000	200,818
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	65,000	64,434
Highwoods Realty LP, 4.20%, 4/15/29	70,000	63,978
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 7.00%, 2/1/30(1)	57,000	57,407
Store Capital LLC, 4.50%, 3/15/28	33,000	31,251
Store Capital LLC, 4.625%, 3/15/29	78,000	73,456
VICI Properties LP, 4.375%, 5/15/25	75,000	74,012
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25(1)	135,000	132,752
		948,700
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 7.30%, 8/15/26	45,000	46,209
Sprint Capital Corp., 6.875%, 11/15/28	70,000	73,976
		120,185
Electric Utilities — 1.1%
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	125,000	122,499
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	63,327	58,323
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	145,000	144,392
Vistra Operations Co. LLC, 5.125%, 5/13/25	25,000	24,895
		350,109
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26	125,000	125,392

Entertainment — 0.4%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	27,000	26,546
Warnermedia Holdings, Inc., 3.79%, 3/15/25	15,000	14,756
Warnermedia Holdings, Inc., 6.41%, 3/15/26	80,000	80,002
		121,304
Financial Services — 0.4%
Corebridge Global Funding, 5.75%, 7/2/26(1)	70,000	70,057
NMI Holdings, Inc., 6.00%, 8/15/29	75,000	74,253
		144,310
Ground Transportation — 1.0%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	200,000	191,603
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27(1)	35,000	34,935
Triton Container International Ltd., 1.15%, 6/7/24(1)	100,000	99,929
		326,467
Health Care Equipment and Supplies — 0.5%
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29(1)	90,000	90,131
Solventum Corp., 5.45%, 2/25/27(1)	70,000	69,909
		160,040
Health Care Providers and Services — 1.7%
HCA, Inc., 5.20%, 6/1/28	85,000	84,361
Icon Investments Six DAC, 5.81%, 5/8/27	200,000	201,572
IQVIA, Inc., 6.25%, 2/1/29	91,000	93,242
Tenet Healthcare Corp., 6.25%, 2/1/27	100,000	100,230
Universal Health Services, Inc., 1.65%, 9/1/26	95,000	86,691
		566,096
Hotels, Restaurants and Leisure — 0.8%
Hyatt Hotels Corp., 1.80%, 10/1/24	70,000	69,054
Hyatt Hotels Corp., 5.75%, 1/30/27	36,000	36,330
Las Vegas Sands Corp., 5.90%, 6/1/27	160,000	160,555
		265,939
Household Durables — 0.5%
Meritage Homes Corp., 6.00%, 6/1/25	76,000	76,489
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	84,000	82,769
		159,258
Industrial REITs — 0.2%
LXP Industrial Trust, 6.75%, 11/15/28	75,000	77,542
Insurance — 1.5%
Athene Global Funding, 1.45%, 1/8/26(1)	75,000	70,141
Athene Global Funding, 5.62%, 5/8/26(1)	150,000	149,829
CNO Global Funding, 5.875%, 6/4/27(1)(3)	80,000	80,229
GA Global Funding Trust, 2.25%, 1/6/27(1)(2)	150,000	137,643
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	70,000	64,910
		502,752
IT Services — 1.0%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	175,000	163,920
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29(3)	42,000	42,221
Kyndryl Holdings, Inc., 2.70%, 10/15/28	122,000	108,172
		314,313
Leisure Products — 0.4%
Mattel, Inc., 5.875%, 12/15/27(1)	145,000	144,591
Life Sciences Tools and Services — 0.4%
Illumina, Inc., 5.80%, 12/12/25	145,000	145,103
Machinery — 0.3%
AGCO Corp., 5.45%, 3/21/27	85,000	84,930

Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26	42,000	42,335
Paramount Global, 3.70%, 6/1/28	82,000	73,993
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	145,000	135,788
TEGNA, Inc., 4.75%, 3/15/26(1)	110,000	106,541
Warner Media LLC, 3.80%, 2/15/27	86,000	80,410
		439,067
Metals and Mining — 0.9%
CSN Inova Ventures, 6.75%, 1/28/28(1)	200,000	192,750
Steel Dynamics, Inc., 2.80%, 12/15/24	100,000	98,473
		291,223
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	146,000	137,007
Oil, Gas and Consumable Fuels — 1.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	130,000	131,460
Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(1)	145,000	147,692
Ecopetrol SA, 5.375%, 6/26/26	65,000	63,729
Energy Transfer LP, 5.625%, 5/1/27(1)	80,000	79,802
Petroleos Mexicanos, 6.49%, 1/23/27	40,000	38,050
Petroleos Mexicanos, 6.50%, 3/13/27	40,000	37,868
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	60,000	53,852
		552,453
Passenger Airlines — 1.1%
American Airlines Group, Inc., 3.75%, 3/1/25(1)	105,000	102,737
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	74,739	72,595
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	51,750	51,182
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	90,000	83,070
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	68,250	68,358
		377,942
Real Estate Management and Development — 0.2%
Newmark Group, Inc., 7.50%, 1/12/29(1)	54,000	55,193
Retail REITs — 0.6%
SITE Centers Corp., 3.625%, 2/1/25	127,000	125,391
SITE Centers Corp., 4.70%, 6/1/27	85,000	84,333
		209,724
Software — 0.8%
Open Text Corp., 6.90%, 12/1/27(1)	111,000	113,971
Oracle Corp., 2.65%, 7/15/26	70,000	66,117
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	75,000	73,507
		253,595
Specialized REITs — 0.5%
American Tower Corp., 5.25%, 7/15/28	100,000	99,671
EPR Properties, 4.50%, 6/1/27	80,000	76,215
		175,886
Textiles, Apparel and Luxury Goods — 0.3%
Tapestry, Inc., 7.35%, 11/27/28	85,000	88,068
Trading Companies and Distributors — 0.9%
AerCap Holdings NV, VRN, 5.875%, 10/10/79	150,000	149,085
Aircastle Ltd., 6.50%, 7/18/28(1)	100,000	101,841
Aircastle Ltd., 5.95%, 2/15/29(1)	40,000	39,956
		290,882
Transportation Infrastructure — 0.2%
Rumo Luxembourg SARL, 5.25%, 1/10/28	65,000	62,345
TOTAL CORPORATE BONDS (Cost $15,472,062)		15,539,569

U.S. TREASURY SECURITIES — 30.2%
U.S. Treasury Notes, 1.00%, 12/15/24(4)	500,000	488,807
U.S. Treasury Notes, 4.50%, 3/31/26	900,000	893,549
U.S. Treasury Notes, 4.875%, 4/30/26	3,100,000	3,099,152
U.S. Treasury Notes, 4.875%, 5/31/26	900,000	900,158
U.S. Treasury Notes, 4.625%, 9/15/26	925,000	921,495
U.S. Treasury Notes, 2.00%, 11/15/26	395,000	370,096
U.S. Treasury Notes, 4.625%, 11/15/26	1,800,000	1,794,480
U.S. Treasury Notes, 4.00%, 1/15/27	500,000	491,143
U.S. Treasury Notes, 4.50%, 5/15/27	1,000,000	995,352
TOTAL U.S. TREASURY SECURITIES (Cost $9,976,592)		9,954,232
COLLATERALIZED LOAN OBLIGATIONS — 6.5%
AIMCO CLO, Series 2018-AA, Class D, VRN, 8.13%, (3-month SOFR plus 2.81%), 4/17/31(1)	75,000	74,925
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.19%, (3-month SOFR plus 1.86%), 4/30/31(1)	100,000	100,237
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.40%, (1-month SOFR plus 1.08%), 12/15/35(1)	67,038	66,859
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.78%, (1-month SOFR plus 1.46%), 11/15/36(1)	100,000	99,572
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 7.68%, (3-month SOFR plus 2.36%), 10/17/32(1)	150,000	150,177
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.73%, (3-month SOFR plus 2.40%), 7/15/31(1)	60,603	60,931
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.58%, (1-month SOFR plus 2.26%), 9/15/35(1)	100,000	100,448
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.34%, (1-month SOFR plus 1.01%), 2/15/38(1)	50,544	48,522
BXMT Ltd., Series 2021-FL4, Class AS, VRN, 6.74%, (1-month SOFR plus 1.41%), 5/15/38(1)	250,000	238,211
CBAM Ltd., Series 2017-1A, Class B, VRN, 7.39%, (3-month SOFR plus 2.06%), 7/20/30(1)	100,000	100,274
CBAM Ltd., Series 2019-11RA, Class C, VRN, 7.84%, (3-month SOFR plus 2.51%), 1/20/35(1)	100,000	100,043
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.09%, (3-month SOFR plus 1.76%), 4/15/32(1)	30,972	31,002
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.43%, (3-month SOFR plus 2.11%), 11/16/30(1)	100,000	100,229
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.28%, (3-month SOFR plus 1.96%), 11/15/28(1)	75,000	75,111
Greystone CRE Notes Ltd., Series 2019-FL2, Class A, VRN, 6.61%, (1-month SOFR plus 1.29%), 9/15/37(1)	14,146	14,138
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.83%, (1-month SOFR plus 1.51%), 6/16/36(1)	125,000	122,233
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 7.32%, (3-month SOFR plus 2.00%), 7/20/31(1)	125,000	125,262
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 8.07%, (3-month SOFR plus 2.75%), 7/24/31(1)	100,000	100,255
PFP Ltd., Series 2022-9, Class A, VRN, 7.59%, (1-month SOFR plus 2.27%), 8/19/35(1)	100,000	100,242
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.70%, (1-month SOFR plus 2.37%), 10/25/39(1)	83,316	83,632
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.78%, (3-month SOFR plus 1.45%), 10/20/30(1)	62,056	62,134
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.39%, (3-month SOFR plus 2.06%), 1/15/30(1)	75,000	75,173
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 6.64%, (1-month SOFR plus 1.31%), 3/15/38(1)	102,596	102,019
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,091,994)		2,131,629
ASSET-BACKED SECURITIES — 3.8%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	197,452	173,031
Affirm Asset Securitization Trust, Series 2024-X1, Class A, SEQ, 6.27%, 5/15/29(1)	100,000	100,033
Brazos Education Loan Authority, Inc., Series 2012-1, Class A1, VRN, 6.14%, (30-day average SOFR plus 0.81%), 12/26/35	17,390	17,373
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	32,335	30,219
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)	82,888	78,028
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)	165,000	147,766
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	100,000	91,819
Global SC Finance II SRL, Series 2014-1A, Class A2, SEQ, 3.09%, 7/17/29(1)	13,061	13,016
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)	100,000	99,975
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class B, 7.59%, 4/20/54(1)	25,000	25,266
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37(1)	72,261	69,434
MVW Owner Trust, Series 2019-1A, Class C, 3.33%, 11/20/36(1)	68,593	66,220

Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(1)	59,850	54,330
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	120,000	102,580
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, SEQ, 5.71%, 2/16/27	87,202	87,215
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C, 3.51%, 7/20/37(1)	89,424	87,076
TOTAL ASSET-BACKED SECURITIES (Cost $1,176,559)		1,243,381
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	23,000	17,323
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	35,000	26,670
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	23,000	15,856
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	68,000	47,783
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.45%, (1-month SOFR plus 3.13%), 6/15/40(1)	100,000	99,949
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.93%, (1-month SOFR plus 1.61%), 11/15/38(1)	100,000	99,450
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.28%, (1-month SOFR plus 2.96%), 7/15/38(1)	91,300	91,538
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)	100,000	98,017
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class F, VRN, 3.96%, 12/10/36(1)	100,000	96,623
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.83%, (1-month SOFR plus 1.51%), 3/15/38(1)	157,275	153,529
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	22,000	17,310
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	39,000	29,924
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	150,000	152,041
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	19,000	16,173
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	20,000	15,637
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $954,329)		977,823
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.8%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.8%
GNMA, 6.50%, TBA (Cost $906,250)	897,000	910,642
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	67,486	62,747
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A1, SEQ, VRN, 4.82%, 6/25/67(1)	173,461	169,687
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, VRN, 2.01%, 5/25/65(1)	55,336	53,829
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 8.72%, (30-day average SOFR plus 3.40%), 11/25/33(1)	75,000	76,577
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	45,468	40,367
Vista Point Securitization Trust, Series 2020-2, Class A1, VRN, 1.48%, 4/25/65(1)	72,497	66,200
		469,407
U.S. Government Agency Collateralized Mortgage Obligations — 1.3%
FHLMC, Series 2021-HQA3, Class M1, VRN, 6.17%, (30-day average SOFR plus 0.85%), 9/25/41(1)	65,373	65,143
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 4/25/42(1)	72,742	73,864
FHLMC, Series 2022-DNA5, Class M1A, VRN, 8.28%, (30-day average SOFR plus 2.95%), 6/25/42(1)	65,920	67,980
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.47%, (30-day average SOFR plus 2.15%), 9/25/42(1)	59,538	60,299
FNMA, Series 2017-C02, Class 2ED3, VRN, 6.79%, (30-day average SOFR plus 1.46%), 9/25/29	32,036	32,096
FNMA, Series 2024-R01, Class 1M1, VRN, 6.37%, (30-day average SOFR plus 1.05%), 1/25/44(1)	137,919	138,009
		437,391
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $885,152)		906,798
PREFERRED STOCKS — 1.1%
Banks — 0.6%
Credit Agricole SA, 8.125%(1)	200,000	204,370
Capital Markets — 0.1%
Goldman Sachs Group, Inc., 7.50%	41,000	42,227
Electric Utilities — 0.3%
Duke Energy Corp., 4.875%	96,000	94,879

Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%(1)	39,000	37,246
TOTAL PREFERRED STOCKS (Cost $377,221)		378,722
BANK LOAN OBLIGATIONS(5) — 1.1%
Health Care Providers and Services — 0.3%
Star Parent, Inc., Term Loan B, 9.31%, (3-month SOFR plus 4.00%), 9/27/30	90,000	90,186
Passenger Airlines — 0.4%
American Airlines, Inc., 2023 Term Loan B, 8.18%, (1-month SOFR plus 2.75%), 2/15/28	133,650	133,878
Pharmaceuticals — 0.4%
Elanco Animal Health, Inc., Term Loan B, 8/1/27(6)	150,000	149,993
TOTAL BANK LOAN OBLIGATIONS (Cost $369,719)		374,057
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Panama — 0.2%
Panama Government International Bonds, 9.375%, 4/1/29 (Cost $56,412)	50,000	55,657
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $56,412)		55,657
SHORT-TERM INVESTMENTS — 5.6%
Money Market Funds — 5.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,482,021	1,482,021
State Street Navigator Securities Lending Government Money Market Portfolio(7)	382,585	382,585
TOTAL SHORT-TERM INVESTMENTS (Cost $1,864,606)		1,864,606
TOTAL INVESTMENT SECURITIES — 104.1% (Cost $34,130,896)		34,337,116
OTHER ASSETS AND LIABILITIES — (4.1)%		(1,362,497)
TOTAL NET ASSETS — 100.0%		$32,974,619

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	31	September 2024	$6,314,797	$944
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	28	September 2024	$2,962,313	$(3,192)
U.S. Treasury 10-Year Ultra Notes	4	September 2024	448,125	(764)
			$3,410,438	$(3,956)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,243,086, which represented 37.1% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $370,215. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $340,209.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $382,585.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$15,539,569	—
U.S. Treasury Securities	—	9,954,232	—
Collateralized Loan Obligations	—	2,131,629	—
Asset-Backed Securities	—	1,243,381	—
Commercial Mortgage-Backed Securities	—	977,823	—
U.S. Government Agency Mortgage-Backed Securities	—	910,642	—
Collateralized Mortgage Obligations	—	906,798	—
Preferred Stocks	—	378,722	—
Bank Loan Obligations	—	374,057	—
Sovereign Governments and Agencies	—	55,657	—
Short-Term Investments	$1,864,606	—	—
	$1,864,606	$32,472,510	—
Other Financial Instruments
Futures Contracts	$944	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$3,956	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.